UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number    811-05328
                                                  --------------------------

                            CIM High Yield Securities
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Cindy Cameron
                       INVESCO Institutional, (N.A.) Inc.
                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-561-3210
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
---------                                                          -------------
COMMON STOCK -- 0.3%
          BROADCASTING -- 0.3%
   8,453  Telewest Global, Inc., 0.000%,                            $    98,224
                                                                   -------------
          TOTAL COMMON STOCK
            (Cost $206,000)                                              98,224
                                                                   -------------
CORPORATE BONDS AND NOTES -- 122.4%
          LODGING AND CASINOS -- 9.3%
$200,000  Aztar Corp., Sr. Sub. Notes, 7.875%, 06/15/14**               213,000
 250,000  Felcor Lodging LP., Sr. Notes, 9.000%, 06/01/11               276,250
 275,000  Global Cash Account Finance, Sr. Sub. Notes, 8.750%,
            03/15/12**                                                  292,875
 100,000  Hard Rock Hotel, Inc., Sr. Notes, 8.875%, 06/01/13            108,250
 200,000  Host Marriott LP., Sr. Notes, 7.125%, 11/01/13                211,000
 200,000  Jacobs Entertainment, Sr. Notes, 11.875%, 02/01/09            227,000
  75,000  Majestic Star Casino LLC.,  Sr. Notes, 9.500%, 10/15/10        76,875
 175,000  OED Corp./Diamond Jo, Sr. Notes, 8.750%, 04/15/12**           162,750
 100,000  Prime Hospitality Corp., Sr. Sub. Notes, Series B,
            8.375%, 05/01/12                                            113,750
 150,000  Resort International Hotel/Casino, Sr. Notes, 11.500%,
            03/15/09                                                    173,250
  75,000  River Rock Entertainment, Sr. Notes, 9.750%, 11/01/11          79,312
 140,000  Riviera Holdings Corp., Sr. Notes, 11.000%, 06/15/10          154,700
 225,000  Seneca Gaming Corp., Sr. Notes, 7.250%, 05/01/12**            233,438
 200,000  Wheeling Island Gaming, Sr. Notes, 10.125%, 12/15/09          212,500
                                                                   -------------
                                                                      2,534,950
                                                                   -------------
          UTILITIES -- 8.6%
 200,000  AES Corporation, Sr. Notes, 9.000%, 05/15/15**                226,500
 104,000  AES Corporation, Sr. Notes, 8.750%, 06/15/08                  112,840
 300,000  Allegheny Energy Supply, Sr. Notes, 8.250%, 04/15/12**        333,000
 150,000  Aquila Inc., Sr. Notes, 9.950%, 02/01/11                      165,750
 400,000  Calpine Corp., Sr. Notes, 8.500%, 07/15/10**                  308,000
 200,000  CMS Energy Corp., Sr. Notes, 9.875%, 10/15/07                 223,250
 250,000  Dynegy Holding, Inc., Sr. Notes, 10.125%, 07/15/13**          288,750
 200,000  Midwest Generation Llc., 8.750%, 05/01/34                     219,000
 350,000  NRG Energy Inc., Sr. Notes, 8.000%, 12/15/13**                376,687
  75,000  PSEG Energy Holding, Sr. Notes, 10.000%, 10/01/09              89,063
                                                                   -------------
                                                                      2,342,840
                                                                   -------------
          CHEMICALS AND PLASTICS -- 7.7%
 250,000  BCP Caylux Holdings Lux SCA., Sr. Sub. Notes, 9.625%,
            06/15/14                                                    271,250
 275,000  Equistar Chemical Funding, Sr. Notes, 10.625%, 05/01/11       314,875
 350,000  Huntsman ICI Chemicals Ltd., Sr. Sub. Notes, 10.125%,
            07/01/09                                                    369,250
 175,000  Innophos Inc., Sr. Sub. Notes, 8.875%, 08/15/14               187,250
 350,000  Lyondell Chemical Co., Sr. Sub. Notes, 10.875%, 05/01/09      372,750
 100,000  Nalco Company, 8.875%, 11/15/13                               108,000
 100,000  Polyone Corp., Sr. Notes, 10.625%, 05/15/10                   110,000
 100,000  Rockwood Specialities GRP., Sr. Sub. Notes, 10.625%,
            05/15/11                                                    110,500

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
---------                                                          -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
$250,000  Sovereign Specialty Chemicals, Sr. Sub. Notes,
            11.875%, 03/15/10                                       $   265,000
                                                                   -------------
                                                                      2,108,875
                                                                   -------------
          WIRELESS COMMUNICATIONS -- 6.9%
 250,000  Alamosa Delaware, Inc., Sr. Notes, 8.500%, 01/31/12           254,375
 100,000  American Tower Corp., Sr. Notes, 7.500%, 05/01/12             102,500
 100,000  American Tower Corp., Sr. Notes, 7.250%, 12/01/11             104,500
 275,000  Crown Castle International Corp., Sr. Notes, 7.500%,
            12/01/13                                                    289,437
 350,000  Nextel Communications, Sr. Notes, 7.375%, 08/01/15            378,000
 171,000  Nextel Partners, Inc., Sr. Notes, 12.500%, 11/15/09           198,360
 150,000  Nextel Partners, Inc., Sr. Notes, 8.125%, 07/01/11            159,750
 250,000  Rural Cellular Corp., Sr. Notes, 9.875%, 02/01/10             248,750
 150,000  Western Wireless Corp., Sr. Notes, 9.250%, 07/15/13           153,750
                                                                   -------------
                                                                      1,889,422
                                                                   -------------
          CABLE AND SATELLITE TELEVISION -- 6.5%
 250,000  Cablevision Systems Corp., Sr. Notes, 8.000%,
            04/15/12**                                                  262,500
 350,000  Charter Communications Holdings II,, 10.250%,
            09/15/10**                                                  359,187
 200,000  Charter Communications Holdings, Sr. Notes, 10.750%,
            10/01/09                                                    165,000
 350,000  Charter Communications Holdings, Sr. Notes, 10.250%,
            01/15/10                                                    282,625
 100,000  CSC Holdings, Inc., Sr. Notes, 7.250%, 07/15/08               104,500
 125,000  Insight Midwest, Sr. Notes, 10.500%, 11/01/10                 137,500
 150,000  Lodgenet Entertainment, Sr. Sub. Notes, 9.500%,
            06/15/13                                                    164,250
 100,000  Mediacom LLC, Sr. Notes, 9.500%, 01/15/13                      96,750
 200,000  NTL Cable PLC., Sr. Notes, 8.750%, 04/15/14**                 217,500
                                                                   -------------
                                                                      1,789,812
                                                                   -------------
          BUILDING AND DEVELOPMENT -- 5.9%
 200,000  Associated Materials, Inc., Sr. Sub. Notes, 9.750%,
            04/15/12                                                    230,500
 175,000  Atrium Companies, Inc., Sr. Sub. Notes, Series B,
            10.500%, 05/01/09                                           184,625
 225,000  Ply Gem Industries Inc., Sr. Sub. Notes, 9.000%,
            02/15/12**                                                  225,562
 175,000  THL Buildco (Nortek Inc.) Sr. Sub. Notes, 8.500%,
            09/01/14**                                                  184,188
 200,000  US Concrete Inc., 8.375%, 04/01/14                            210,000
 300,000  WCI Communities, Inc., Sr. Sub. Notes, 9.125%,
            05/01/12                                                    336,000
 200,000  William Lyon Homes, Sr. Notes, 10.750%, 04/01/13              232,000
                                                                   -------------
                                                                      1,602,875
                                                                   -------------
          INDUSTRIAL MACHINERY/COMPONENTS -- 5.8%
 200,000  Case New Holland Inc., Sr. Notes, 9.250%, 08/01/11**          225,000
 150,000  Dresser, Inc., Sr. Sub. Notes, 9.375%, 04/15/11               165,750
 100,000  JLG Industries, Inc., Sr. Sub. Notes, 8.375%, 06/15/12        105,000
 200,000  Polypore, Inc., Sr. Sub. Notes, 8.750%, 05/15/12**            208,500
 200,000  Sensus Metering Systems, Sr. Sub. Notes, 8.625%,
            12/15/13**                                                  205,000
 150,000  Terex Corp., Sr. Sub. Notes, Series B, 10.375%, 04/01/11      170,250
 200,000  Trimas Corp. Sr. Sub. Notes, 9.875%, 06/15/12                 208,500

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
---------                                                          -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
$300,000  Wesco Distribution, Inc., Sr. Sub. Notes, Series B,
            9.125%, 06/01/08                                        $   310,875
                                                                   -------------
                                                                      1,598,875
                                                                   -------------
          PUBLISHING -- 6.6%
  40,000  American Color Graphics, Sr. Notes, 10.000%, 06/15/10          31,000
 100,000  American Media Operation, Sr. Sub. Notes, Series B,
            10.250%, 05/01/09                                           105,750
 250,000  Cenveo Corp., Sr. Sub. Notes, 7.875%, 12/01/13                245,000
 200,000  Dex Media Inc., Sr. Notes, 8.000%, 11/15/13**                 211,000
 147,000  Dex Media West, Sr. Sub. Notes, Series B, 9.875%,
            08/15/13                                                    173,460
 200,000  Houghton Mifflin Co., Sr. Sub. Notes, 9.875%,
            02/01/13                                                    211,000
 100,000  Mail Well I, Corp.(Cenveo Corp.), Sr. Notes, 9.625%,
            03/15/12                                                    110,500
 550,000  Vertis, Inc., Sr. Notes, Series B, 10.875%, 06/15/09          594,000
 100,000  Von Hoffmann Corporation, Sr. Notes, 10.250%, 03/15/09        111,500
                                                                   -------------
                                                                      1,793,210
                                                                   -------------
          WIRELINE -- 5.5%
  75,000  AT & T Corp., Sr. Notes, 8.050%, 11/15/11                      84,281
 200,000  Cincinnati Bell, Inc., Sr. Sub. Notes, 8.375%,
            01/15/14                                                    183,500
 250,000  Level 3 Communications, Sr. Notes, 11.250%, 03/15/10          182,500
 200,000  Qwest Capital Funding, Sr. Notes, 7.900%, 08/15/10            185,500
 675,000  Qwest Capital Funding, Sr. Notes, 7.000%, 08/03/09            621,000
 100,000  Qwest Communications International, Sr. Notes,
            7.250%, 02/15/11**                                           95,250
 150,000  Time Warner Telecom Holdings, Sr. Notes, 9.250%,
            02/15/14**                                                  150,000
                                                                   -------------
                                                                      1,502,031
                                                                   -------------
          AUTO PARTS & ACCESSORIES -- 4.9%
 150,000  CSK Auto Inc., 7.000%, 01/15/14                               145,875
 200,000  Delco Remy International, Inc., Sr. Sub. Notes,
            11.000%, 05/01/09                                           211,000
 100,000  Dura Operating Corp., Sr. Sub. Notes, Series B,
            8.625%, 04/15/12                                             99,500
 175,000  Eagle Picher, Inc., Sr. Notes, 9.750%, 09/01/13               179,375
 250,000  Goodyear Tire & Rubber Sr. Notes, 7.857%, 08/15/11            236,875
 125,000  Navistar International, Sr. Notes, 7.500%, 06/15/11           134,062
 175,000  Tenneco Automotive, Inc, 10.250%, 07/15/13                    200,375
 125,000  Tenneco Automotive, Inc., Sr. Sub. Notes, Series B,
            11.625%, 10/15/09                                           132,500
 200,000  Venture Holdings Trust, Sr. Notes, 11.000%, 06/01/07+           9,000
                                                                   -------------
                                                                      1,348,562
                                                                   -------------
          OIL AND GAS -- 4.7%
 100,000  Chesapeake Energy Corp., Sr. Notes, 7.000%, 08/15/14**        106,250
 250,000  Ferrellgas Partners L.P., Sr. Notes, 8.750%, 06/15/12         276,250
 250,000  Sesi LLC., Sr. Notes, 8.875%, 05/15/11                        274,375
 250,000  Swift Energy Co., Sr. Sub. Notes, 9.375%, 05/01/12            281,250
 300,000  Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 06/01/10        338,250
                                                                   -------------
                                                                      1,276,375
                                                                   -------------
          PIPE LINES/EX NATURAL GAS -- 4.5%
 100,000  El Paso CGP. Co., Sr. Notes, 7.625%, 09/01/08                 101,250

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
---------                                                          -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
$450,000  El Paso Corp., Sr. Notes, 7.875%, 06/15/12                $   448,875
 200,000  El Paso Production Holding, Sr. Notes, 7.750%,
            06/01/13                                                    201,500
 150,000  Sonat, Inc., Sr. Notes, 7.625%, 07/15/11                      148,500
 200,000  William Co., Inc., Sr. Notes, 8.125%, 03/15/12                231,500
 100,000  Williams Co. Credit Link, Sr. Notes, 6.750%,
            04/15/09**                                                  104,750
                                                                   -------------
                                                                      1,236,375
                                                                   -------------
          CONTAINERS/GLASS PRODUCTS -- 4.3%
 150,000  Anchor Glass Container, Sr. Notes, 11.000%, 02/15/13          171,750
 200,000  Berry Plastic, Sr. Sub. Notes, 10.750%, 07/15/12              227,000
 225,000  Constar International, Sr. Sub. Notes, 11.000%,
            12/01/12                                                    213,750
  50,000  Graham Packaging GPC., Sr. Sub. Notes, Series B,
            8.750%, 01/15/08                                             51,687
 250,000  Plastipak Holdings, Inc., Sr. Notes, 10.750%, 09/01/11        280,000
 100,000  Solo Cup Company Sr. Sub. Notes, 8.500%, 02/15/14              99,000
 150,000  Tekni-Plex, Inc., Sr. Sub. Notes, Series B,
            12.750%, 06/15/10                                           126,000
                                                                   -------------
                                                                      1,169,187
                                                                   -------------
          FOOD/DRUG RETAILERS -- 4.1%
 225,000  Di Giorgio Corp., Sr. Notes, Series B, 10.000%,
            06/15/07                                                    226,125
 275,000  Great Atlantic & Pacific Tea Co., Sr. Notes, 9.125%,
            12/15/11                                                    211,750
 100,000  Ingles Markets, Inc., Sr. Sub. Notes, 8.875%,
            12/01/11                                                    108,250
 125,000  Jean Coutu Group PJC Inc., Sr. Sub. Notes, 8.500%,
            08/01/14**                                                  124,688
 150,000  Rite Aid Corp., Sr. Notes, 9.250%, 06/01/13                   154,500
 100,000  Rite Aid Corp., Sr. Notes, 6.875%, 08/15/13                    88,000
 200,000  Strater Bros Holdings, Inc., Sr. Notes, 8.125%,
            06/15/12**                                                  210,500
                                                                   -------------
                                                                      1,123,813
                                                                   -------------
          CONSUMER PRODUCTS -- 3.9%
 250,000  Amscan Holdings Inc., Sr. Sub. Notes, 8.750%,
            05/01/14**                                                  256,250
 175,000  Chattem Inc., Sr. Sub. Notes, 7.000%, 03/01/14                178,938
 225,000  Playtex Products, Inc. Sr. Sub. Notes, 9.375%,
            06/01/11                                                    231,750
 175,000  Samsonite Corp., Sr. Sub. Notes, 8.875%, 06/01/11**           183,750
 225,000  Sealy Mattress Co., Sr. Sub. Notes, 8.250%, 06/15/14**        228,375
                                                                   -------------
                                                                      1,079,063
                                                                   -------------
          HEALTH CARE -- 3.5%
  50,000  HCA Inc., Sub. Notes, 6.750%, 07/15/13                         53,243
 200,000  Iasis Healthcare Corp., Sr. Sub. Notes, 8.750%,
            06/15/14**                                                  210,500
 200,000  Insight Health Services, Sr. Sub. Notes, Series B,
            9.875%, 11/01/11                                            201,000
 175,000  Tenet Healthcare Corp., Sr. Notes, 9.875%, 07/01/14**         183,750
 100,000  Triad Hospitals, Inc., Sr. Sub. Notes, 7.000%,
            11/15/13                                                    102,250
 100,000  Vanguard Health Holding II, Sr. Sub. Notes,
            9.000%, 10/01/14**                                          100,750
 100,000  VWR International Inc., Sr. Sub. Notes, 8.000%,
            04/15/14**                                                  106,250
                                                                   -------------
                                                                        957,743
                                                                   -------------
          RAILROAD INDUSTRIES -- 2.9%
 700,000  Railamerica Transport, Sr. Sub. Notes, 12.875%,
            08/15/10                                                    804,125
                                                                   -------------

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
---------                                                          -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
          OFFICE/BUSINESS EQUIPMENT -- 1.8%
$125,000  Danka Business Systems, Sr. Notes, 11.000%, 06/15/10      $   131,875
 300,000  Xerox Corp., Sr. Notes, 9.750%, 01/15/09                      351,000
                                                                   -------------
                                                                        482,875
                                                                   -------------
          FINANCIAL INTERMEDIARIES -- 2.6%
 350,000  Americredit Corp., Sr. Notes, 9.250%, 05/01/09                373,625
 100,000  Refco Finance Holdings,, 9.000%, 08/01/12**                   107,250
 200,000  Western Financial Bank, Sr. Sub. Notes, 9.625%,
            05/15/12                                                    227,000
                                                                   -------------
                                                                        707,875
                                                                   -------------
          PAPER FOREST PRODUCTS -- 2.4%
 100,000  Appleton Papers Inc., Sr. Notes, 8.125%, 06/15/11**           103,500
 175,000  Graphic Packaging International Sr. Sub. Notes,
            9.500%, 08/15/13                                            200,813
 125,000  Millar Western Forest, Sr. Notes, 7.750%, 11/15/13            131,875
 100,000  Tembec Industries Inc., Sr. Notes, 8.625%, 06/30/09           103,000
 100,000  Tembec Industries, Inc., Sr. Notes, 8.500%, 02/01/11          105,000
                                                                   -------------
                                                                        644,188
                                                                   -------------
          ELECTRONICS/ELECTRIC -- 2.3%
 200,000  Amkor Technologies Inc., Sr. Notes, 7.125%, 03/15/11          165,000
 200,000  Celestica, Inc., Sr. Sub. Notes, 7.875%, 07/01/11             208,500
 175,000  New Asat Finance LTD., Sr. Notes, 9.250%, 02/01/11**          147,875
 100,000  Viasystems Inc, 10.500%, 01/15/11                              95,500
                                                                   -------------
                                                                        616,875
                                                                   -------------
          BROADCASTING -- 2.2%
 100,000  Emmis Operating Co., 6.875%, 05/15/12                         104,250
 100,000  Nexstar Finance Inc., Sr. Sub. Notes, 7.000%, 01/15/14         99,000
 275,000  Panamsat Corp., 9.000%, 08/15/14**                            287,375
 100,000  Rainbow National Services LLC., Sr. Notes, 8.750%,
            09/01/12**                                                  104,250
                                                                   -------------
                                                                        594,875
                                                                   -------------
          LEISURE GOODS, ACTIVITIES, MOVIE -- 2.1%
 100,000  LCE Acquisition Corp., 9.000%, 08/01/14**                     103,750
 175,000  NCL Corp., Sr. Notes, 10.625%, 07/15/14**                     184,188
 300,000  Six Flags, Inc., Sr. Notes, 9.625%, 06/01/14                  282,000
                                                                   -------------
                                                                        569,938
                                                                   -------------
          AEROSPACE -- 2.0%
 200,000  BE Aerospace, Sr. Sub. Notes, 9.500%, 11/01/08                208,000
 300,000  K & F Industries, Sr. Sub. Notes, Series B, 9.625%,
            12/15/10                                                    335,250
                                                                   -------------
                                                                        543,250
                                                                   -------------
          FOOD SERVICE -- 1.7%
 275,000  Buffets, Inc., Sr. Sub. Notes, 11.250%, 07/15/10              292,875

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
---------                                                          -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
$175,000   Friendly Ice Cream Corp., Sr. Notes, 8.375%,
            06/15/12**                                              $   168,875
                                                                   -------------
                                                                        461,750
                                                                   -------------
          ECOLOGICAL SERVICES AND EQUIPMENT -- 1.6%
 300,000  Allied Waste North America, Inc., Sr. Notes,
            Series B, 9.250%, 09/01/12                                  335,250
 100,000  Casella Waste Systems, Sr. Sub. Notes, 9.750%, 02/01/13       109,500
                                                                   -------------
                                                                        444,750
                                                                   -------------
          RETAIL -- 1.1%
 100,000  Finlay Fine Jewelry Corp., 8.375%, 06/01/12                   108,000
 100,000  Jostens Ih Corp., 7.625%, 10/01/12**                          101,000
 100,000  Petro Shopping Center, 9.000%, 02/15/12                       106,500
                                                                   -------------
                                                                        315,500
                                                                   -------------
          STEEL -- 1.1%
 100,000  Ak Steel Corp. Sr. Notes, 7.875%, 02/15/09                     99,750
 200,000  International Steel Group, Sr. Notes, 6.500%,
            04/15/14**                                                  201,000
                                                                   -------------
                                                                        300,750
                                                                   -------------
          EQUIPMENT LEASING -- 0.9%
 125,000  United Rentals Inc., Sr. Sub. Notes, 7.000%, 02/15/14         111,563
 150,000  United Rentals N.A. Inc., Sr. Sub. Notes, 7.750%,
            11/15/13                                                    141,375
                                                                   -------------
                                                                        252,938
                                                                   -------------
          AIRLINES -- 0.9%
 125,000  Continental Airlines, Inc., Sr. Notes, 8.000%,
            12/15/05                                                    115,000
 100,000  Delta Airlines, Sr. Notes, 7.700%, 12/15/05                    44,000
 100,000  Northwest Airlines, Inc., Sr. Notes, 9.875%, 03/15/07          76,000
                                                                   -------------
                                                                        235,000
                                                                   -------------
          SOFTWARE/SERVICES -- 0.8%
 200,000  UGS Corp., Sr. Sub. Notes, 10.000%, 06/01/12**                219,000
                                                                   -------------
          PERSONAL SERVICES -- 0.8%
 100,000  Service Corp. International, Sr. Notes, 7.700%,
            04/15/09                                                    108,250
 100,000  Service Corp. International, Sr. Notes, 7.700%,
            04/15/09                                                    108,250
                                                                   -------------
                                                                        216,500
                                                                   -------------
          AGRICULTURAL PRODUCTION - CROPS -- 0.8%
 200,000  Hines Nurseries, Inc.. Sr. Notes, 10.250%, 10/01/11           213,000
                                                                   -------------
          MARINE TRANSPORTATION -- 0.7%
 100,000  General Maritime, Sr. Notes, 10.000%, 03/15/13                114,125
 100,000  Great Lakes Dredge & Dock, Sr. Sub. Notes, 7.750%,
            12/15/13                                                     87,000
                                                                   -------------
                                                                        201,125
                                                                   -------------
          PROPERTY - CASUALTY INSURANCE -- 0.7%
 175,000  Crum & Forster Holding Corp., Sr. Notes, 10.375%,
            06/15/13                                                    187,688
                                                                   -------------

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


PRINCIPAL                                                              VALUE
 AMOUNT                                                               (NOTE 1)
---------                                                          -------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
          INSURANCE -- 0.3%
$100,000  Fairfax Financial Holding, Sr. Notes, 8.250%, 10/01/15    $    91,500
                                                                   -------------
          TOTAL CORPORATE BONDS AND NOTES
            (Cost $32,069,694)                                       33,457,510
                                                                   -------------
FOREIGN BONDS -- 4.0%
          CHEMICALS AND PLASTICS -- 1.3%
 150,000  Acetex Corp., Sr. Notes, 10.875%, 08/01/09                    165,750
 225,000  Avecia Group PLC, Sr. Notes, 11.000%, 07/01/09                199,125
                                                                   -------------
                                                                        364,875
                                                                   -------------
          FOREST PRODUCTS & PAPER -- 1.2%
 300,000  Kappa Beheer BV, Sr. Sub. Notes, 10.625%, 07/15/09            318,000
                                                                   -------------
          CONTAINERS/GLASS PRODUCTS -- 1.0%
 225,000  Crown Euro Holdings SA., Sr. Notes, 10.875%, 03/01/13         262,687
                                                                   -------------
          UTILITIES -- 0.5%
 200,000  Calpine Corp., Sr. Notes, 8.500%, 05/01/08                    139,000
                                                                   -------------
          TOTAL FOREIGN BONDS
            (Cost $1,055,360)                                         1,084,562
                                                                   -------------
FOREIGN GOVERNMENT SECURITIES -- 1.9%
          FOREIGN SOVEREIGN -- 1.9%
 360,000  ARG Boden ( Floater), 1.980%, 08/03/12                        268,625
  71,000  Republic of Brazil, 11.000%, 08/17/40                          79,680
 105,549  Republic of Brazil, Series C, 8.000%, 04/15/14                105,055
  70,000  Republic of Peru (Floater), 4.500%, 03/07/17                   62,682
                                                                   -------------
                                                                        516,042
                                                                   -------------
          TOTAL FOREIGN GOVERNMENT SECURITIES
            (Cost $467,023)                                             516,042
                                                                   -------------
  SHORT TERM OBLIGATIONS -- 3.3%
 190,000  United States Treasury Bill, 1.480%***, 10/07/04              189,953
 335,000  United States Treasury Bill, 1.530%***, 10/14/04              334,815
 375,000  United States Treasury Bill, 1.520%***, 10/07/04              374,905
                                                                   -------------
          TOTAL SHORT TERM OBLIGATIONS
            (Cost $899,673)                                             899,673
                                                                   -------------
  TOTAL INVESTMENTS (Cost $34,697,750*)                 131.9%       36,056,011

  OTHER ASSETS AND LIABILITIES (NET)                    (31.9%)      (8,714,228)
                                                        ------     -------------
  NET ASSETS                                            100.0%      $27,341,783
                                                        ======      ===========

  * Aggregate cost for Federal income tax purposes.
*** Rate represents annualized yield at date of purchase.
  + Securities in default.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CIM High Yield Securities
            ----------------------------------------------------------------


By (Signature and Title)*  /s/ George Baumann
                         ---------------------------------------------------
                           George Baumann, President
                           (principal executive officer)

Date  November 15, 2004
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George Baumann
                         ---------------------------------------------------
                           George Baumann, President
                           (principal executive officer)

Date  November 15, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Cindy Cameron
                         ---------------------------------------------------
                           Cindy Cameron, Treasurer
                           (principal financial officer)

Date  November 15, 2004
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.